September 30, 2005

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Smith Barney Institutional Cash Management Fund Inc. Securities Act File No. 33-90952 Investment Company Act File No. 811-9012

Dear Sirs:

Pursuant to Rule 497 (j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the above-referenced fund does not differ from that contained in Post-Effective Amendment No. 15 filed on September 28, 2005, which became effective on September 28, 2005.

Please return an electronic transmittal as evidence of your receipt of this filing.

Very truly yours,

/s/ Harris Goldblat
Harris Goldblat